Contents of Significant Accounts - Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (5,458,333)	$ (5,561,999)
Service cost	(9,911)	(11,009)
Interest income (cost)	(33,842)	(16,130)
Subtotal	(43,753)	(27,139)
Arising from changes in demographic assumptions	0	(4,537)
Arising from changes in financial assumptions	227,790	(123,140)
Experience adjustments	(56,959)	(91,268)
Subtotal	170,831	(218,945)
Benefits paid	224,632	349,750
Ending balance	(5,106,623)	(5,458,333)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,581,012	1,399,345
Interest income (cost)	9,802	4,059
Contribution by employer	745,066	505,890
Benefits paid	(224,632)	(349,750)
Return on plan assets, excluding amounts included in interest income	125,973	21,468
Ending balance	$ 2,237,221	$ 1,581,012